Prepaid Expenses and Other Assets - Receivables, Prepayments and Other Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Security deposit and other deposits	[1]	¥ 2,638,019		¥ 2,762,191
Deductible value-added taxes		38,628		51,024
Prepaid online marketing expenses		8,859		18,347
Advances	[2]	531,894		16,880
Others		166,917		118,309
Prepaid expense and other assets		¥ 3,384,317	$ 476,671	¥ 2,966,751

[1]	Security deposits and other deposits primarily include security deposits and rental deposits. Security deposits were set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners. As of December 31, 2022 and 2023, security deposits set aside by the Group amounted to RMB2,678,269 and RMB 2,599,603, respectively.
[2]	Advances primarily include down payment for purchasing office premises for the Group of RMB 514,860 as of December 31, 2023.